COLT 2024-4 Mortgage Loan Trust ABS-15G

Exhibit 99.5

Data Compare Summary (Total)
Run Date - 6/26/2024 4:44:57 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	9	139	6.47%	140
City	8	140	5.71%	140
State	0	140	0.00%	140
Zip	16	140	11.43%	140
Borrower First Name	12	139	8.63%	140
Borrower Last Name	12	139	8.63%	140
Borrower SSN	8	139	5.76%	140
Original Loan Amount	9	140	6.43%	140
Original Interest Rate	2	140	1.43%	140
Representative FICO	5	140	3.57%	140
Property Type	22	140	15.71%	140
Occupancy	0	140	0.00%	140
Purpose	0	140	0.00%	140
Doc Type	22	129	17.05%	140
Balloon Flag	0	139	0.00%	140
Original CLTV	5	140	3.57%	140
Prepayment Penalty Period (months)	114	139	82.01%	140
Lender	133	139	95.68%	140
Product Description	76	139	54.68%	140
Has FTHB	12	129	9.30%	140
Investor: Qualifying Total Debt Ratio	59	129	45.74%	140
Escrow Account	135	139	97.12%	140
PITIA Reserves Months	137	139	98.56%	140
Refi Purpose	1	18	5.56%	140
Total Cash-out	24	26	92.31%	140
Note Date	1	1	100.00%	140
First Payment Date	1	1	100.00%	140
Maturity Date	1	1	100.00%	140
Original P&I	1	1	100.00%	140
Interest Only	0	1	0.00%	140
# of Units	0	1	0.00%	140
Contract Sales Price	0	1	0.00%	140
Original LTV	1	1	100.00%	140
Prepayment Penalty	0	1	0.00%	140
Hard Penalty Period (months)	1	1	100.00%	140
Borrower Citizenship	0	1	0.00%	140
Appraisal As-Is Value	1	1	100.00%	140
Subject Debt Service Coverage Ratio	1	1	100.00%	140
Total	829	3,234	25.63%	140